TOTAL RETURN PORTFOLIO
a Series of Panorama Series Fund, Inc.

Supplement to the Summary Prospectus
December 15, 2010

This supplement amends the summary prospectus of Total Return Portfolio a series of Panorama Series Fund, Inc. (the “Fund”), dated April 30, 2010 (the “Summary Prospectus”).

1. The section titled “Principal Investment Strategies” on page 2 of the Summary Prospectus is deleted in its entirety and is replaced by the following:

Principal Investment Strategies. The Fund mainly invests in common stocks, corporate bonds, U.S. Government securities, and short-term notes. Normally, at least 25% of the Fund's total assets will be invested in fixed income securities. Otherwise, the Fund is not required to allocate its investments in any fixed proportion and the relative weighting of those asset classes in the Fund's holdings will change over time. The Fund might invest in some or all of the following asset classes.

•

Stocks. The Fund can invest in domestic and foreign common stocks and other equity securities, including preferred stocks, warrants and convertible securities. The Fund can buy securities of companies of any market capitalization. Currently, the Fund invests primarily in the securities of domestic large-capitalization companies.

•	Debt Securities. The Fund can invest in domestic and foreign corporate debt obligations and debt securities issued or guaranteed by the U.S. Government, its agencies and federally-chartered corporate entities referred to as "instrumentalities." The Fund can buy mortgage-related securities and collateralized mortgage obligations ("CMOs") issued or guaranteed by the U.S. Government or by private issuers and asset-backed securities. The Fund can invest up to 20% of its total assets in bonds rated below investment grade (commonly referred to as "junk bonds"), and can invest up to 10% of its total assets in unrated debt securities.

•	Money Market Instruments. The Fund can hold money market instruments, such as short-term U.S. government securities, commercial paper and bank instruments for investment purposes, for cash management or for defensive purposes.

While the process may change over time or vary in particular cases, in general in selecting equity securities the portfolio managers employ both "growth" and "value" styles. Growth investing seeks stocks that the portfolio managers believe have possibilities for increases in stock price because of strong earnings growth, the development of new products or services or other favorable economic factors. Value investing seeks stocks that are undervalued in the market by various measures such as the stock's price/earnings ratio.

The portfolio managers employ fundamental analysis of a company's financial statements and management structure, operations and product development, as well as the industry of which the company is part. The portfolio managers also consider the effect of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. In seeking diversification of the Fund’s portfolio over asset classes, issuers, and economies, the portfolio managers consider overall and relative economic conditions in U.S. and foreign markets.

In selecting fixed-income securities, the portfolio managers' overall strategy is to build a broadly diversified portfolio of corporate and government bonds by focusing on business cycle analysis and the relative values between the corporate and government sectors. While the process may change over time or vary in particular cases, the portfolio managers generally seek the following characteristics in selecting debt securities:

•	Debt securities in market sectors that offer attractive relative value;

•	Investment-grade securities that offer more income than U.S. Treasury obligations;

•	High income potential from other types of corporate and government securities;

•	Broad portfolio diversification to seek to reduce the volatility of the Fund's share prices.

Capital appreciation on fixed income investments would generally include appreciation caused by decreases in interest rates, improving credit fundamentals for a particular sector or security, and management of pre-payment risks associated with mortgage-related securities. The Fund can buy securities of companies and governments in any country, including countries with developed or emerging markets.
The Fund also uses derivative instruments for investment purposes or hedging, including: options, futures, forward contracts, swaps including credit default swaps, mortgage-related securities including CMOs and "stripped" securities. The prices of derivative securities may be more volatile than the prices of other types of securities.
The Fund may sell securities that the portfolio managers believe are no longer favorable with regard to the above factors.

2. The following sub-sections are added to the section titled “Principal Risks,” beginning on page 2 of the Summary Prospectus.

Risks of Value Investing. Value investing entails the risk that if the market does not recognize that the Fund's securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause the Fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of "value" companies may underperform the securities of "growth" companies.

Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Asset Allocation Risk. Because the Fund typically invests in a combination of securities, the Fund's ability to achieve its investment objective depends largely upon selecting the best mix of investments. There is the risk that the portfolio managers' evaluations and assumptions regarding the equity and fixed-income markets' prospects may be incorrect in view of actual market conditions. During periods of rapidly rising prices, the Fund might not achieve growth in its share prices to the same degree as funds focusing only on stocks. The Fund's investments in stocks may make it more difficult to preserve principal during periods of stock market volatility. The Fund's use of a value or growth style might not be successful when the particular strategy is out of favor.

3. The section titled “Portfolio Managers,” on page 3 of the Summary Prospectus, is deleted in its entirety and is replaced by the following:

Portfolio Managers. Emmanuel Ferreira has been a Vice President and equity portfolio manager of the Fund since December 2010. Krishna Memani and Peter A. Strzalkowski have been Vice Presidents and fixed-income portfolio managers of the Fund since April 2009.

December 15, 2010                                                                                                                                                            PS0609.009

TOTAL RETURN PORTFOLIO

a Series of Panorama Series Fund, Inc.

Supplement to the Prospectus

December 15, 2010

This supplement amends the prospectus of Total Return Portfolio a series of Panorama Series Fund, Inc. (the “Fund”), dated April 30, 2010 (the “Prospectus”).

1. The section titled “Principal Investment Strategies” on page 4 of the Prospectus is deleted in its entirety and is replaced by the following:

Principal Investment Strategies. The Fund mainly invests in common stocks, corporate bonds, U.S. Government securities, and short-term notes. Normally, at least 25% of the Fund's total assets will be invested in fixed income securities. Otherwise, the Fund is not required to allocate its investments in any fixed proportion and the relative weighting of those asset classes in the Fund's holdings will change over time. The Fund might invest in some or all of the following asset classes.

•

Stocks. The Fund can invest in domestic and foreign common stocks and other equity securities, including preferred stocks, warrants and convertible securities. The Fund can buy securities of companies of any market capitalization. Currently, the Fund invests primarily in the securities of domestic large-capitalization companies.

•	Debt Securities. The Fund can invest in domestic and foreign corporate debt obligations and debt securities issued or guaranteed by the U.S. Government, its agencies and federally-chartered corporate entities referred to as "instrumentalities." The Fund can buy mortgage-related securities and collateralized mortgage obligations ("CMOs") issued or guaranteed by the U.S. Government or by private issuers and asset-backed securities. The Fund can invest up to 20% of its total assets in bonds rated below investment grade (commonly referred to as "junk bonds"), and can invest up to 10% of its total assets in unrated debt securities.

•	Money Market Instruments. The Fund can hold money market instruments, such as short-term U.S. government securities, commercial paper and bank instruments for investment purposes, for cash management or for defensive purposes.

While the process may change over time or vary in particular cases, in general in selecting equity securities the portfolio managers employ both "growth" and "value" styles. Growth investing seeks stocks that the portfolio managers believe have possibilities for increases in stock price because of strong earnings growth, the development of new products or services or other favorable economic factors. Value investing seeks stocks that are undervalued in the market by various measures such as the stock's price/earnings ratio.

The portfolio managers employ fundamental analysis of a company's financial statements and management structure, operations and product development, as well as the industry of which the company is part. The portfolio managers also consider the effect of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. In seeking diversification of the Fund’s portfolio over asset classes, issuers, and economies, the portfolio managers consider overall and relative economic conditions in U.S. and foreign markets.

In selecting fixed-income securities, the portfolio managers' overall strategy is to build a broadly diversified portfolio of corporate and government bonds by focusing on business cycle analysis and the relative values between the corporate and government sectors. While the process may change over time or vary in particular cases, the portfolio managers generally seek the following characteristics in selecting debt securities:

•	Debt securities in market sectors that offer attractive relative value;

•	Investment-grade securities that offer more income than U.S. Treasury obligations;

•	High income potential from other types of corporate and government securities;

•	Broad portfolio diversification to seek to reduce the volatility of the Fund's share prices.

Capital appreciation on fixed income investments would generally include appreciation caused by decreases in interest rates, improving credit fundamentals for a particular sector or security, and management of pre-payment risks associated with mortgage-related securities. The Fund can buy securities of companies and governments in any country, including countries with developed or emerging markets.

The Fund also uses derivative instruments for investment purposes or hedging, including: options, futures, forward contracts, swaps including credit default swaps, mortgage-related securities including CMOs and "stripped" securities. The prices of derivative securities may be more volatile than the prices of other types of securities.
The Fund may sell securities that the portfolio managers believe are no longer favorable with regard to the above factors.

2. The following sub-sections are added to the section titled “Principal Risks,” beginning on page 5 of the Prospectus.

Risks of Value Investing. Value investing entails the risk that if the market does not recognize that the Fund's securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause the Fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of "value" companies may underperform the securities of "growth" companies.

Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Asset Allocation Risk. Because the Fund typically invests in a combination of securities, the Fund's ability to achieve its investment objective depends largely upon selecting the best mix of investments. There is the risk that the portfolio managers' evaluations and assumptions regarding the equity and fixed-income markets' prospects may be incorrect in view of actual market conditions. During periods of rapidly rising prices, the Fund might not achieve growth in its share prices to the same degree as funds focusing only on stocks. The Fund's investments in stocks may make it more difficult to preserve principal during periods of stock market volatility. The Fund's use of a value or growth style might not be successful when the particular strategy is out of favor.

3. The section titled “Portfolio Managers,” on page 9 of the Prospectus, is deleted in its entirety and is replaced by the following:

Portfolio Managers. Emmanuel Ferreira has been a Vice President and equity portfolio manager of the Fund since December 2010. Krishna Memani and Peter A. Strzalkowski have been Vice Presidents and fixed-income portfolio managers of the Fund since April 2009.

4. The second paragraph in the section titled “About the Fund’s Investments – The Fund’s Principal Investment Strategies and Risks,” beginning on page 11 of the Prospectus, is deleted in its entirety.

5. The first two paragraphs in the section titled “How the Fund is Managed – Portfolio Managers,” beginning on page 22 of the Prospectus, is deleted in its entirety and is replaced by the following:

Portfolio Managers. The equity component of the Fund’s investments is managed by Emmanuel Ferreira and the fixed-income component of the Fund’s investments is managed by Krishna Memani and Peter Strzalkowski. Mr. Ferreira has been a portfolio manager and Vice President of the Fund since December 2010. Mr. Memani and Mr. Strzalkowski have been portfolio managers and Vice Presidents of the Fund since April 2009.

     Mr. Ferreira has been a Vice President of the Manager since January 2003. He was a Portfolio Manager at Lashire Investments from July 1999 through December 2002. He is a portfolio manager and officer of other portfolios in the OppenheimerFunds complex

December 15, 2010                                                                                                                                                                  PS0609.010